Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade accounts receivable (net of expected credit losses of $55 (2020 - $55))	$ 877	$ 1,190
Value added tax	372	468
Other receivables	65	23
Trade and other receivables	$ 1,314	$ 1,681